Borrowings	12 Months Ended
Mar. 31, 2020
Borrowings Disclosure Abstract
Borrowings
22	BORROWINGS

An analysis of long-term borrowings is shown in the table below.

	Nominal		As at March 31,
	Interest Rate	Maturity	2020	2019
			(in thousands)
Asset backed borrowings
Vehicle loan	2.5 - 9.5%	2017-22	$127	$382
Term loan	MCLR +3.2% - 4.50%	2019-22	6,843	12,947
Term loan	BR + 2.75%	2020-21	509	1,083
Term loan	10.39% - 13.75%	2020-23	—	251
			$7,479	$14,663
Unsecured borrowings
Retail bond	6.50%	2021-22	62,274	65,215
Convertible notes(1)	14.23%	2020-21	—	68,349
			$62,274	$133,564

Cumulative effect of unamortised costs			(399)	(691)
Instalments due within one year:
Convertible notes(2)			—	(68,349)
Others			(7,240)	(7,267)
			$62,114	$71,920

Long-term borrowings at amortised cost			$62,114	$71,920

Bank prime lending rate and marginal cost lending rate (“BPLR” & “MCLR”) is the Indian equivalent to LIBOR. Asset backed borrowings are secured by fixed and floating charges over certain Group assets.

Analysis of short-term borrowings

	Nominal	As at March 31,
	interest rate (%)	2020	2019
		(in thousands)
Asset backed borrowings
Export credit, bill discounting and overdraft	MCLR +.40% to 6%	$37,755	$32,078
Export credit, bill discounting and overdraft	Base Rate + 0.5% to 1%	3,442	3,533
Export credit, bill discounting and overdraft	6.01% - 15.25%	28,773	26,719
Convertible notes(1)	9.96%	23,100	—
Short- term loan(3)	3.25% - 16.45%	16,548	70,962
		$109,618	$133,292
Unsecured borrowings
Instalments due within one year on long-term borrowing		7,240	75,616
		$116,858	$208,908

Short-term borrowings at fair value		23,100	68,349
Short-term borrowings at amortised cost		$93,758	$140,559

1.

Eros International Plc. (“issuer”) issued Senior Convertible Notes (SCN or convertible notes) on December 06, 2017 amounting to $122,500 principal amount and option to purchase warrants up to 2,000 of A ordinary share for a term of 6 months at an offer price of $100,000 by private placement. The notes are payable in equal installments of $3,500 per month for 35 months starting December 31, 2017. The installments can be paid either in cash or can be converted into A ordinary equity shares of the issuer at the option of the issuer as per the terms of the arrangement. The notes are fully paid as at the date of reporting. Further, Eros International Plc. (“issuer”) issued Senior Convertible Notes (SCN or convertible notes) on September 25, 2019 amounting to $27,500 principal amount. The maturity date of convertible is September 26, 2020. The installments will be converted into A ordinary equity shares of the issuer at the option of the issuer as per the terms of the arrangement.

The holder of the notes can defer the payment of the amount due on any instalment dates to another instalment date as well as has the right to accelerate the payment on the notes as per the terms of the agreement

The Company has classified the instrument as a financial liability at fair value through profit or loss. The Company the Monte-Carlo simulation model to obtain the fair value of the convertible notes. Fair value of the financial liability outstanding as at the date of reporting is $23,100 (2019: $68,349)

The mark-to-market loss and interest expense for the year ended March 31, 2020 was $15,987 (2019: $21,398) and $ 5,517 (2019: $10,682) have been recognized within other gain/(losses) and net finance cost, respectively, net in the Statement of Income..

2.	Secured by pledge of shares held in the Group’s majority owned subsidiary, Eros International Media Limited, India.

3.	For the twelve months ended March 31, 2020 capitalization rate of interest was 11.00% (2019: 10.21%)
4.

Borrowing agreements are subjected to covenant clause, whereby the Company is required to meet certain key financial ratios and those remaining unfulfilled resulted in disclosure of the outstanding balance with the aforesaid banking institution as a current liability as of March 31, 2020. Management is in the process of renewal of the aforesaid borrowing arrangement with the bank/s and is expecting that a revised loan sanction letter will be in place in the coming quarter/s.

Fair value of the long-term borrowings as at March 31, 2020 is $ 43,964 (2019: $140,968). Fair values of long-term financial liabilities except retail bonds and convertibles notes have been determined by calculating their present values at the reporting date, using fixed effective market interest rates available to the Companies within the Group. As at March 31, 2020, the fair value of retail bond amounting to $36,897 (2019: $59,313) has been determined using quoted prices from the London Stock Exchange and the fair value of senior convertible notes has been determined at $23,100 (2019: $68,349) by an independent valuation expert using Monte-Carlo simulation model. Carrying amount of short-term borrowings are considered a reasonable approximation of fair value.

Reconciliation of fair value measurement of convertible notes:

March 3, 2020
Particulars	(in thousands)
As at March 31,2019	$68,349
Interest	5,517
‘A’ ordinary shares issued in lieu of convertible notes	(91,753)
Receipt from convertible notes	25,000
Loss on fair value of convertible notes	15,987
As at March 31, 2020	$23,100